INCOME TAX - Net deferred tax assets (liabilities) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets (liabilities)
Total deferred tax assets	$ 11,183,750	$ 6,776,868
Valuation allowance	(11,183,750)	(6,776,868)
AltC Acquisition Corp.
Deferred tax assets (liabilities)
Startup organizational expenses	1,558,190	562,030
Unrealized gain on marketable securities		(294,084)
Total deferred tax assets	1,558,190	267,946
Valuation allowance	$ (1,558,190)	(562,030)
Deferred tax assets (liabilities), net of valuation allowance		$ (294,084)